TAX ASSETS AND LIABILITIES - Current tax accounts receivable and payable (Details) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
TAX ASSETS AND LIABILITIES
Monthly provisional payments	$ 25,428,344	$ 915,864
Tax credits	6,640,888	5,367,115
Recoverable taxes from prior years	473,424
Surplus Tax Credit	6,387,530	3,941,279
Other Recoverable Taxes	396,241	110
Total	39,326,427	10,224,368
Income tax expense	14,615,447	30,512,787
Total	$ 14,615,447	$ 30,512,787